INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INVENTORY
NOTE 4 - INVENTORY

NOTE 4 – INVENTORY

Inventory consisted of the following:

	June 30,	December 31,
	2021	2020
	(Unaudited)
Nebulizers and components	$66,708	$56,702
Oral liquid and health products	99,964	-
Other	15,829	10,442
Total Inventory	$182,501	$67,144

NOTE 4 – INVENTORY

Inventory consisted of the following:

	December 31,	December 31,
	2020	2019
Product components raw materials:
Frozen tubes to be attached to the nebulizer product	$40,499	$-
Unassembled nebulizers	4,733	-
Fluids to be inserted in the frozen tubes	11,470	-
Total product components raw materials	56,702	-
Refrigerated boxes	3,310	-
Delivery boxes	7,132	-
Total Inventory	$67,144	$-